10.31 Fidelity International Index Funds Investor, Premium Combo PRO-06 | Fidelity® Global ex U.S. Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Investor, Premium Combo PRO-06 - Fidelity® Global ex U.S. Index Fund		Fidelity Global ex U.S. Index Fund-Investor Class	Fidelity Global ex U.S. Index Fund-Premium Class
Management fee	[1]	0.06%	0.06%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.11%	0.04%
Total annual operating expenses		0.17%	0.10%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Fidelity® Global ex U.S. Index Fund} - 10.31 Fidelity International Index Funds Investor, Premium Combo PRO-06 - Fidelity® Global ex U.S. Index Fund - USD ($)	Fidelity Global ex U.S. Index Fund-Investor Class	Fidelity Global ex U.S. Index Fund-Premium Class
1 year	$ 17	$ 10
3 years	55	32
5 years	96	56
10 years	$ 217	$ 128